Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 4,091	€ 2,490	€ 1,927
VAT receivable	1,055	1,058
Prepaid expenses	2,981	2,213
Other receivables	2,741	3,378
Other current assets	€ 10,868	€ 9,139